INCENTIVE PAYABLES TO MEMBERS - Schedule of Incentive payables to members (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accruals of Yunbi granted under member incentive program		¥ 0		¥ 251
Discounts and referral incentive payable	[1]	312,170		384,235
Total incentive payables to members		¥ 312,170	$ 47,842	¥ 384,486

[1]	Discounts and referral incentive payable represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.